Annual Total Returns [BarChart] - Brighthouse/Wellington Core Equity Opportunities Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.03%)
Annual Return 2012	12.86%
Annual Return 2013	33.70%
Annual Return 2014	10.63%
Annual Return 2015	2.40%
Annual Return 2016	7.34%
Annual Return 2017	19.07%
Annual Return 2018	(0.09%)
Annual Return 2019	30.94%
Annual Return 2020	11.27%